Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Product Sales, net	$ 619,187	$ 408,821	$ 2,164,248	$ 1,135,872	$ 1,644,208	$ 1,335,859
Cost of Sales	707,346	371,118	2,069,942	951,440	1,447,901	873,289
Gross Profit	(88,159)	37,703	94,306	184,432	196,307	462,570
Operating Expenses:
Operating Loss from Continuing Operations					(11,887,659)	(1,304,330)
Compensation and related expenses	273,348	111,406	1,265,025	277,228	3,338,022	547,940
Professional and consulting expenses	371,451	756,886	3,439,253	1,279,609	2,979,610	434,450
Professional and consulting expenses - related party	57,500		117,500		1,366,507
Product development expense	99,063		370,677		3,036,286	360,000
Selling and marketing expenses	368,344	96,732	956,413	307,980	835,723	226,428
General and administrative expenses	394,032	108,779	1,229,076	262,523	527,818	198,082
Settlement expense	365,140		365,140
Total Operating Expenses	1,928,878	1,073,803	7,743,084	2,127,340	12,083,966	1,766,900
Loss from Operations	(2,017,037)	(1,036,100)	(7,648,778)	(1,942,908)
Other Income (Expense):
Interest expense, net	(259,085)	(437,186)	(644,571)	(908,528)	(1,245,873)	(19,924)
Change in fair value of derivative liabilities	(11,553)	81,107	55,855	263,428	289,874	32,315
Gain on extinguishment of debt		7,075		33,704	26,629	7,075
Gain on forgiveness of debt					14,754
Other income						5,000
Gain on extinguishment of accounts payable		7,679		14,754
Total Other Expense, net	(270,638)	(341,325)	(588,716)	(596,642)	(914,616)	24,466
Loss from Continuing Operations					(12,802,275)	(1,279,864)
Discontinued Operations:
Income from Disposal of Discontinued Operations Before Provision for Income Taxes						38,203
Income from Discontinued Operations						38,203
Net Loss	(2,287,675)	(1,377,425)	(8,237,494)	(2,539,550)	$ (12,802,275)	$ (1,241,661)
BASIC AND DILUTED LOSS PER COMMON SHARE:
Continuing operations - basic and diluted (in Dollars per share)					$ (0.56)	$ (0.07)
Discontinued operations - basic (in Dollars per share)					0	0
Discontinued operations - diluted (in Dollars per share)					$ 0	$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)					23,062,353	17,393,644
Diluted (in Shares)					23,062,353	17,393,644
Deemed Dividend	(2,578,446)		(2,578,446)
Net Loss Attributable to Common Shareholders	$ (4,866,121)	$ (1,377,425)	$ (10,815,940)	$ (2,539,550)
Basic and diluted (in Dollars per share)	$ (0.12)	$ (0.06)	$ (0.28)	$ (0.12)
Basic and diluted (in Shares)	41,891,630	22,619,862	38,951,375	20,577,274